LVIP Delaware REIT Fund
Supplement Dated March 16, 2023 to the Prospectus Dated May 1, 2022

This Supplement updates certain information in the Prospectus for the LVIP Delaware REIT Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective May 1, 2023.

I.	The Fund’s name is changed to “LVIP Delaware U.S. REIT Fund.” All references regarding the Fund’s name are updated accordingly.

II.	The following disclosure is revised within the Principal Investment Strategy on pages 1 and 5, under the Summary and Additional Information about the Fund sections, respectively:

The Fund, under normal circumstances, will invest at least 80% of its assets in investments that give exposure to U.S. real estate investment trusts (REITs) (80% policy).

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

LVIP Delaware REIT Fund
Supplement Dated March 16, 2023 to the Statement of Additional Information Dated May 1, 2022

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Delaware REIT Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Fund are effective May 1, 2023.

I.	The Fund’s name is changed to “LVIP Delaware U.S. REIT Fund.” All references regarding the Fund’s name are updated accordingly.

Current Fund Name	Former Fund Name
LVIP Delaware REIT Fund	LVIP Delaware U.S. REIT Fund

II.	The following disclosure is revised in the sub-section SEC Names Rule Requirement, under Additional Investment Strategies and Risks of the SAI:

The Fund’s policy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. real estate investment trusts (REITs) is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS